UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2013

Item 1.	Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

April 30, 2013 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

Security	Shares	Value
Common Stocks—99.4%
Consumer Discretionary—12.2%
Amazon.com Inc (a)	11,400	$2,893,434
AutoZone Inc (a)	29,800	12,190,882
Best Buy Co Inc	866	22,507
Chipotle Mexican Grill Inc (a)	35	12,712
Coach Inc	70,233	4,133,914
DIRECTV (a)	260,400	14,728,224
Expedia Inc	36,400	2,032,576
GameStop Corp Cl A	76,900	2,683,810
Gannett Co Inc	372,000	7,499,520
Gap Inc/The	293,845	11,163,172
Home Depot Inc/The	218	15,990
JC Penney Co Inc (a)	596	9,786
Johnson Controls Inc	283	9,908
L Brands Inc	219	11,040
Lowe’s Cos Inc	364	13,985
Macy’s Inc	48,700	2,172,020
McDonald’s Corp	101	10,316
NIKE Inc Cl B	188	11,957
O’Reilly Automotive Inc (a)	56,500	6,063,580
priceline.com Inc (a)	6,000	4,175,940
Scholastic Corp	316	8,675
Scripps Networks Interactive Inc Cl A	33,200	2,210,456
Staples Inc	666	8,818
Starbucks Corp	207	12,594
TJX Cos Inc	373,000	18,191,210
Target Corp	181	12,771
Tiffany & Co	152	11,199
Time Warner Cable Inc	22,700	2,131,303
Walt Disney Co/The	242	15,207
Whirlpool Corp	86,000	9,828,080

		102,285,586

Consumer Staples—11.7%
Avon Products Inc	374	8,662
Bunge Ltd	148	10,687
Coca-Cola Co/The	94,492	3,999,846
Coca-Cola Enterprises Inc	58,000	2,124,540
Costco Wholesale Corp	120	13,012
Dean Foods Co (a)	609,500	11,665,830
Delhaize Group SA ADR	37,500	2,344,125
Dr Pepper Snapple Group Inc	210	10,254
Energizer Holdings Inc	107,500	10,383,425
Hershey Co/The	143	12,750
Hillshire Brands Co	471,800	16,942,338
Kimberly-Clark Corp	21,641	2,233,135
Kraft Foods Group Inc	223	11,482
Kroger Co/The	665,030	22,863,731
Mondelez International Inc Cl A	265	8,334

Monster Beverage Corp (a)	140,400	7,918,560
PepsiCo Inc	161	13,278
Procter & Gamble Co/The	28,155	2,161,459
Safeway Inc	303,200	6,828,064
Saputo Inc	177,300	9,143,064
Whole Foods Market Inc	124	10,952

		98,707,528

Energy—8.8%
Anadarko Petroleum Corp	37,415	3,171,295
Apache Corp	307,791	22,739,599
ARC Resources LTD	380	10,639
Concho Resources Inc (a)	100	8,613
Devon Energy Corp	397,035	21,860,747
Energen Corp	187	8,868
Ensco PLC Cl A	172,600	9,955,568
National Oilwell Varco Inc	120	7,826
Noble Energy Inc	17,785	2,014,863
Penn West Petroleum Ltd	915	8,445
Pioneer Natural Resources Co	88	10,756
Southwestern Energy Co (a)	371,287	13,893,560

		73,690,779

Financials—18.6%
American Capital Agency Corp	477,100	15,892,201
American Capital Ltd (a)	853,500	12,913,455
American Express Co	191	13,066
Annaly Capital Management Inc	1,022,600	16,300,244
Discover Financial Services	429,300	18,777,582
Fifth Third Bancorp	1,030,400	17,547,712
Hartford Financial Services Group Inc	505,500	14,199,495
JPMorgan Chase & Co	314,937	15,435,062
Kimco Realty Corp	258,300	6,142,374
Lincoln National Corp	134,700	4,581,147
MetLife Inc	119,100	4,643,709
NYSE Euronext	343	13,312
ORIX Corp ADR (a)	70,600	5,436,200
PNC Financial Services Group Inc/The	190	12,897
Prudential Financial Inc	111,100	6,712,662
SunTrust Banks Inc	325,900	9,532,575
Torchmark Corp	36,700	2,277,969
US Bancorp	346	11,516
Unum Group	202,200	5,639,358

		156,082,536

Health Care—10.4%
Becton Dickinson and Co	128	12,070
Biogen Idec Inc (a)	61,400	13,442,302
CareFusion Corp (a)	261,600	8,747,904
Celgene Corp (a)	167,700	19,800,339
Eli Lilly & Co	418,300	23,165,454
Mylan Inc/PA (a)	693,500	20,187,785
Varian Medical Systems Inc (a)	30,000	1,954,200

		87,310,054

Industrials—7.9%
3m Co	193,915	20,304,840
Brink’s Co/The	82,900	2,197,679
Cummins Inc	83	8,830
Dun & Bradstreet Corp/The	90,400	7,995,880
Flowserve Corp	13,300	2,102,996
Herman Miller Inc	422	10,588
Interface Inc	692	11,584
JetBlue Airways Corp (a)	1,688	11,630
Pitney Bowes Inc	300,700	4,110,569
RR Donnelley & Sons Co	147,429	1,814,851
Robert Half International Inc	263,300	8,641,506
Southwest Airlines Co	1,385,854	18,986,200
United Parcel Service Inc Cl B	131	11,245

		66,208,398

Information Technology—19.5%
Advanced Micro Devices Inc (a)	3,150	8,883
Apple Inc	31,190	13,809,373
Applied Materials Inc	762	11,057
BMC Software Inc (a)	48,700	2,214,876
Cisco Systems Inc	177,404	3,711,292
Dell Inc	560	7,504
EMC Corp/MA (a)	373	8,366
First Solar Inc (a)	358	16,668
Google Inc Cl A (a)	8,516	7,022,038
Hewlett-Packard Co	840	17,304
Intel Corp	618,841	14,821,242
International Business Machines Corp	9,952	2,015,678
LSI Corp (a)	400,000	2,616,000
Mastercard Inc Cl A	28,470	15,741,917
Microsoft Corp	1,070,539	35,434,841
Motorola Solutions Inc	201	11,497
NetApp Inc (a)	310,800	10,843,812
Oracle Corp	741,100	24,293,258
Power Integrations Inc	260	10,767
SunPower Corp (a)	1,124	15,275
Symantec Corp (a)	545,300	13,250,790
Texas Instruments Inc	300	10,863
United Microelectronics Corp ADR	1,621,200	3,064,068
VeriSign Inc (a)	148,600	6,846,002
Xerox Corp	1,209	10,373
Yahoo! Inc (a)	318,849	7,885,136

		163,698,880

Materials—2.1%
Domtar Corp	41,300	2,870,763
International Paper Co	302	14,188
MeadWestvaco Corp	329	11,344
Nucor Corp	230	10,033
Sealed Air Corp	412,200	9,117,864
Silver Wheaton Corp	127,500	3,127,575
Valspar Corp/The	37,300	2,380,486

		17,532,253

Telecommunication Services—5.3%
AT&T Inc	94,435	3,537,535
KT Corp ADR	272,500	4,430,850
Rogers Communications Inc Cl B	85,900	4,237,447

SK Telecom Co Ltd ADR	697,900	13,602,071
TELUS Corp	244,800	8,827,488
Telecom Corp of New Zealand Ltd ADR	254,900	2,831,939
Verizon Communications Inc	127,463	6,871,530

		44,338,860

Utilities—2.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	484,800	6,932,640
NV Energy Inc	706,100	15,272,943
OGE Energy Corp	33,200	2,404,676

		24,610,259

Total Investments—99.4% (Cost $682,797,905) (b)		834,465,133

Other assets, less liabilities—0.6%		5,303,631

Net Assets—100.0%		$839,768,764

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $684,216,595. The aggregate gross unrealized appreciation is $159,514,662 and the aggregate gross unrealized depreciation is $9,266,124, resulting in net unrealized appreciation of $150,248,538.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stock—96.4%
Australia—6.4%
AWE Ltd (a)	Energy	206,282	$276,229
Bendigo and Adelaide Bank Ltd	Banks	91,475	1,050,209
BlueScope Steel Ltd (a)	Materials	271,733	1,396,258
CSL Ltd	Pharma, Biotech & Life Sciences	46,893	3,064,721
GPT Group	Real Estate	348,237	1,482,098
Insurance Australia Group Ltd	Insurance	254,657	1,538,497
National Australia Bank Ltd	Banks	12,003	423,630
Suncorp Group Ltd	Insurance	156,348	2,106,615
Westpac Banking Corp	Banks	29,050	1,019,251

			12,357,508

Austria—0.8%
EVN AG	Utilities	63,382	856,519
Strabag SE	Capital Goods	15,370	354,313
Voestalpine AG	Materials	7,354	229,832

			1,440,664

Belgium—1.2%
Delhaize Group SA	Food & Staples Retailing	33,544	2,105,525
KBC Groep NV	Banks	6,293	247,241

			2,352,766

Brazil—1.3%
Banco do Brasil SA	Banks	48,700	612,069
Cia de Saneamento Basico do Estado de Sao Paulo ADR	Utilities	133,200	1,904,760

			2,516,829

China—0.5%
Beijing Capital International Airport Co Ltd Cl H	Transportation	770,000	531,815
Byd Co Ltd Cl H (a)	Automobiles & Components	3,000	10,747
Shimao Property Holdings Ltd	Real Estate	210,000	452,980

			995,542

Denmark—1.4%
Pandora A/S	Consumer Durables & Apparel	30,799	941,134
TDC A/S	Telecommunication Services	214,889	1,744,967

			2,686,101

Finland—0.3%
Nokia OYJ	Technology Hardware & Equipment	172,687	579,194

			579,194

France—10.5%
AXA SA	Insurance	112,668	2,111,518
BNP Paribas SA	Banks	24,797	1,383,214
Carrefour SA	Food & Staples Retailing	24,078	714,250
Cie Generale des Etablissements Michelin	Automobiles & Components	11,134	941,369
Ciments Francais SA	Materials	8,984	491,429
CNP Assurances	Insurance	98,353	1,394,586
Credit Agricole SA (a)	Banks	201,384	1,845,523
Etablissements Maurel et Prom	Energy	145,653	2,480,054
France Telecom SA	Telecommunication Services	20,976	224,667
Lafarge SA	Materials	37,642	2,434,463

Sanofi	Pharma, Biotech & Life Sciences	29,004	3,182,240
SCOR SE	Insurance	40,151	1,219,889
Societe Generale SA (a)	Banks	48,834	1,775,676

			20,198,878

Germany—8.2%
Continental AG (a)	Automobiles & Components	6,312	750,288
Deutsche Lufthansa AG	Transportation	81,711	1,635,308
Deutsche Post AG	Transportation	131,940	3,134,574
Generali Deutschland Holding AG	Insurance	2,793	373,753
Hannover Rueckversicherung SE	Insurance	13,467	1,138,444
Merck KGaA	Pharma, Biotech & Life Sciences	21,008	3,201,768
Muenchener Rueckversicherungs AG	Insurance	12,047	2,411,798
Suedzucker AG	Food & Beverage	66,916	2,700,478
United Internet AG	Software & Services	17,435	478,575

			15,824,986

Hong Kong—3.7%
Great Eagle Holdings Ltd	Real Estate	73,019	308,613
Hongkong Land Holdings Ltd	Real Estate	200,000	1,452,000
Hysan Development Co Ltd	Real Estate	58,000	286,988
New World Development Co Ltd	Real Estate	852,170	1,480,201
Wharf Holdings Ltd	Real Estate	189,000	1,688,935
Wheelock & Co Ltd	Real Estate	343,471	1,918,598

			7,135,335

Indonesia—0.7%
Telekomunikasi Indonesia Persero Tbk PT	Telecommunication Services	1,086,000	1,306,886

			1,306,886

Ireland—0.5%
Irish Bank Resolution Corp Ltd/Old (a)(c)	Banks	138,674	0
Smurfit Kappa Group PLC	Materials	60,293	895,856

			895,856

Italy—1.6%
Parmalat SpA	Food & Beverage	981,937	3,029,331

			3,029,331

Japan—21.3%
Aeon Co Ltd	Food & Staples Retailing	41,449	586,779
Amada Co Ltd	Capital Goods	23,000	184,170
Aoyama Trading Co Ltd	Retailing	48,386	1,446,960
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	33,084	1,925,739
Brother Industries Ltd	Technology Hardware & Equipment	39,400	450,586
Central Japan Railway Co	Transportation	16,700	2,014,424
Dai Nippon Printing Co Ltd	Commercial & Professional Services	334,000	3,267,652
Daicel Corp	Materials	109,000	878,401
Daiichi Sankyo Co Ltd	Pharma, Biotech & Life Sciences	123,000	2,405,451
Daiwa House Industry Co Ltd	Real Estate	89,000	2,011,888
Elpida Memory Inc (a)(c)	Semiconductors & Semiconductor Equipment	126,200	0
Fast Retailing Co Ltd	Retailing	48	17,592
FUJIFILM Holdings Corp	Technology Hardware & Equipment	145,923	2,993,062
Honda Motor Co Ltd	Automobiles & Components	260	10,343
Kawasaki Kisen Kaisha Ltd	Transportation	261,000	573,391
Konica Minolta Inc	Technology Hardware & Equipment	343,500	2,429,643
MS&AD Insurance Group Holdings	Insurance	20,300	543,709
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	324,000	1,649,769
Nippon Meat Packers Inc	Food & Beverage	25,000	383,944
Nissan Motor Co Ltd	Automobiles & Components	113,500	1,183,821

Nitto Denko Corp	Materials	38,500	2,529,514
Nomura Holdings Inc	Diversified Financials	231,100	1,881,350
NTN Corp (a)	Capital Goods	5,300	13,493
ORIX Corp	Diversified Financials	87,000	1,336,126
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	76,400	2,752,941
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	6,200	218,633
SBI Holdings Inc/Japan	Diversified Financials	67,700	1,310,771
Seino Holdings Co Ltd	Transportation	124,693	1,089,352
Shionogi & Co Ltd	Pharma, Biotech & Life Sciences	36,800	905,928
Sony Corp	Consumer Durables & Apparel	52,600	870,997
Toppan Printing Co Ltd	Commercial & Professional Services	389,451	2,966,560
Toray Industries Inc	Materials	1,394	9,788

			40,842,777

Netherlands—2.5%
Aegon NV	Insurance	181,208	1,197,151
Koninklijke Boskalis Westminster NV	Capital Goods	12,717	530,228
Koninklijke Philips NV	Capital Goods	111,555	3,084,145

			4,811,524

New Zealand—0.8%
Telecom Corp of New Zealand Ltd	Telecommunication Services	704,306	1,573,912

			1,573,912

Norway—2.0%
Fred Olsen Energy ASA	Energy	19,918	868,399
Petroleum Geo-Services ASA	Energy	40,750	597,407
TGS Nopec Geophysical Co ASA	Energy	64,974	2,330,557

			3,796,363

Russia—0.6%
VimpelCom Ltd ADR	Telecommunication Services	102,900	1,126,755

			1,126,755

Singapore—0.3%
Singapore Airlines Ltd	Transportation	63,000	567,775

			567,775

South Africa—0.5%
FirstRand Ltd	Diversified Financials	292,678	1,015,953
Sanlam Ltd	Insurance	2,531	12,959

			1,028,912

South Korea—2.5%
KT Corp	Telecommunication Services	30,840	1,009,518
LG Uplus Corp (a)	Telecommunication Services	129,950	1,227,168
SK Innovation Co Ltd	Energy	8,520	1,160,447
SK Telecom Co Ltd	Telecommunication Services	7,456	1,310,029

			4,707,162

Spain—2.2%
Banco Santander SA	Banks	26,712	193,377
Banco Santander SA Rights (a)(c)	Banks	45,288	9,643
Bankinter SA	Banks	148,306	546,693
Bankinter SA New Shares (a)(c)	Banks	35,965	132,576
Ferrovial SA	Capital Goods	178,859	2,962,924
Sacyr Vallehermoso SA (a )	Capital Goods	157,653	328,403

			4,173,616

Sweden—4.6%
Atlas Copco AB Cl A	Capital Goods	440	11,596
Hennes & Mauritz AB Cl B	Retailing	277	9,812
Investor AB Cl B	Diversified Financials	47,447	1,399,995
Skandinaviska Enskilda Banken AB Cl A	Banks	116,510	1,196,931
SKF AB Cl B	Capital Goods	385	8,969
Svenska Cellulosa AB Cl B	Household & Personal Products	108,552	2,822,320
Swedbank AB Cl A	Banks	67,266	1,657,451
Telefonaktiebolaget LM Ericsson Cl B	Technology Hardware & Equipment	143,763	1,796,718

			8,903,792

Switzerland—3.4%
Novartis AG	Pharma, Biotech & Life Sciences	34,772	2,584,646
Swiss Life Holding AG	Insurance	10,690	1,691,620
Swiss Re AG	Insurance	27,943	2,224,431

			6,500,697

Taiwan—0.9%
Asustek Computer Inc	Technology Hardware & Equipment	151,000	1,757,539

			1,757,539

Turkey—0.8%
Turkiye Is Bankasi Cl C	Banks	233,733	901,855
Yapi ve Kredi Bankasi AS	Banks	173,647	538,335

			1,440,190

United Kingdom—16.9%
Associated British Foods PLC	Food & Beverage	127,654	3,844,473
Berendsen PLC	Commercial & Professional Services	106,439	1,281,394
Berkeley Group Holdings PLC	Consumer Durables & Apparel	15,399	499,712
Cairn Energy PLC (a)	Energy	39,706	178,350
Compass Group PLC	Consumer Services	147,918	1,949,961
Hammerson PLC	Real Estate	141,871	1,147,098
Inchcape PLC	Retailing	244,501	1,906,513
J Sainsbury PLC	Food & Staples Retailing	144,559	857,444
Johnson Matthey PLC	Materials	29,797	1,124,156
Kingfisher PLC	Retailing	57,550	280,446
Marks & Spencer Group PLC	Retailing	1,781	11,326
Mondi PLC	Materials	186,020	2,465,277
Next PLC	Retailing	43,822	2,973,038
Old Mutual PLC	Insurance	440,291	1,404,802
Persimmon PLC	Consumer Durables & Apparel	180,380	3,032,031
Persimmon PLC Rights (a)(c)	Consumer Durables & Apparel	180,380	210,558
Reed Elsevier PLC	Media	15,469	181,051
Rexam PLC	Materials	82,723	664,995
Standard Chartered PLC	Banks	5,946	149,643
Standard Life PLC	Insurance	264,602	1,541,056
Taylor Wimpey PLC	Consumer Durables & Apparel	2,246,231	3,251,313
Unilever PLC	Food & Beverage	10,408	451,305
Vodafone Group PLC	Telecommunication Services	535,406	1,634,947
Wolseley PLC	Capital Goods	30,878	1,529,704

			32,570,593

Total Common Stock (Cost $152,471,763) (b)			185,121,483

Preferred Stock—1.4%
Brazil—0.8%
AES Tiete SA	Utilities	79,600	820,483
Itausa—Investimentos Itau SA	Banks	146,800	732,715

			1,553,198

Germany—0.6%
Henkel AG & Co KGaA	Household & Personal Products	13,115	1,238,023

			1,238,023

Total Preferred Stock (Cost $2,109,615) (b)			2,791,221

Total Investments—97.8% (Cost $154,581,379) (b)			187,912,704

Other Assets, less liabilities—2.2%			4,150,126

Net Assets—100.0%			$192,062,830

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $156,277,172 . The aggregate gross unrealized appreciation is $36,513,418 and the aggregate gross unrealized depreciation is $4,877,886, resulting in net unrealized appreciation of $31,635,532.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund, and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Social Bond Fund are included on page 59 of this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares, Class A shares and Institutional shares. Institutional shares of the Domini International Social Equity Fund were not offered prior to November 30, 2012. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees. Institutional shares are not subject to distribution fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of April 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$102,285,586	$—	$—	$102,285,586
Consumer Staples	98,707,528	—	—	98,707,528
Energy	73,690,779	—	—	73,690,779
Financials	156,082,536	—	—	156,082,536
Health Care	87,310,054	—	—	87,310,054
Industrials	66,208,398	—	—	66,208,398
Information Technology	163,698,880	—	—	163,698,880
Materials	17,532,253	—	—	17,532,253
Telecommunication Services	44,338,860	—	—	44,338,860
Utilities	24,610,259	—	—	24,610,259

Total	$834,465,133	$—	$—	$834,465,133

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of April 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$20,268,454	$—	$210,558	$20,479,012
Consumer Staples	17,495,849	—	—	17,495,849
Energy	7,891,443	—	—	7,891,443
Financials	53,625,520	—	142,219	53,767,739
Health Care	20,023,433	—	—	20,023,433
Industrials	26,070,190	—	—	26,070,190
Information Technology	12,353,719	—	—	12,353,719
Materials	13,119,969	—	—	13,119,969
Telecommunication Services	11,158,850	—	—	11,158,850
Utilities	2,761,279	—	—	2,761,279
Preferred Stocks
Consumer Staples	1,238,023	—	—	1,238,023
Financials	732,715	—	—	732,715
Utilities	820,483			820,483

Total	$187,559,927	$—	$352,777	$187,912,704

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund
Investments in Securities
Balance as of July 31, 2012	$3,503
Realized Gain (loss)	—
Net unrealized gain (loss)	(18,563)
Purchases	—
Sales	(40,553)
Transfers in and/or out of Level Three	408,390

Balance as of April 30, 2013	$352,777

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2013:	$19,149

Transfers from Level 1 to Level 3 included securities valued at $1,661,071 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $1,252,681 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund are usually declared and paid semiannually from net investment income. Dividends to shareholders of the Domini Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Domini Social Bond Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations — 41.7%
Freddie Mac:
0.875%, 3/7/2018	4,480,000	$4,502,481
1.250%, 5/12/2017	20,705,000	21,271,158
1.750%, 9/10/2015	19,946,000	20,623,665
2.375%, 1/13/2022	5,940,000	6,257,986
2.875%, 2/9/2015 (e)	7,735,000	8,097,447
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	10,725	10,726

Total U.S. Government Agency Obligations (Cost $60,147,492)		60,763,463

U.S. Government Agency Mortgage Securities — 36.7%
Fannie Mae:
190370, 6.000%, 6/1/2036	491,574	538,643
357829, 6.000%, 6/1/2035	272,223	294,749
471235, 3.120%, 5/1/2022	1,273,559	1,381,126
735500, 5.500%, 5/1/2035	599,541	655,900
745327, 6.000%, 3/1/2036	1,260,369	1,388,929
827943, 5.000%, 5/1/2035	125,735	136,792
874332, 6.030%, 2/1/2022	1,075,882	1,255,818
888344, 5.000%, 10/1/2035	336,948	366,263
889529, 6.000%, 3/1/2038	418,161	466,328
995082, 5.500%, 8/1/2037	383,855	422,339
A19142, 2.500%, 12/1/2027	976,550	1,022,387
AB1343, 4.500%, 8/1/2040	377,214	412,209
AB2694, 4.500%, 4/1/2041	173,977	190,463
AB3274, 4.500%, 7/1/2041	1,041,693	1,144,957
AB4168, 3.500%, 1/1/2032	723,246	772,461
AB7691, 3.500%, 1/1/2033	248,910	268,103
AB8428, 3.500%, 2/1/2033	495,747	535,058
AC9564, 4.500%, 2/1/2040 (d)	166,490	184,139
AD0439, 6.000%, 7/1/2039	173,926	191,319
AE0115, 5.500%, 12/1/2035	1,962,101	2,161,318
AI7951, 4.500%, 8/1/2036	182,617	197,068
AI9132, 3.000%, 9/1/2027	88,016	93,204
AJ8604, 3.000%, 2/1/2027	404,853	428,338
AK4136, 2.500%, 8/1/2027	206,166	216,101
AL0005, 4.500%, 1/1/2041	190,319	205,557
AL1627, 4.500%, 9/1/2041	600,284	659,604
AL3274, 3.000%, 5/1/2027	333,155	352,794
AM0061, 3.100%, 7/1/2024	988,297	1,049,793
AM0463, 2.720%, 9/1/2022 (e)	495,431	521,268
AM1589, 2.420%, 12/1/2027	140,580	143,426
AM3110, 2.470%, 10/1/2019	1,350,000	1,425,169
AP1220, 2.500%, 9/1/2027	384,667	402,963
AP1221, 2.500%, 10/1/2027	239,793	251,198
AP4725, 3.000%, 8/1/2027	645,816	685,903
AP7520, 3.000%, 9/1/2027	611,896	651,408
AP9592, 3.500%, 10/1/2032	476,668	513,275
AP9774, 2.500%, 10/1/2027	863,809	905,502
AQ1273, 3.000%, 1/1/2028	76,568	81,010
AQ2197, 4.500%, 11/1/2042	145,920	159,245
AR1215, 3.000%, 1/1/2028	145,150	153,570
AR6681, 2.500%, 2/1/2028	2,537,952	2,660,448

E09031, 3.000%, 4/1/2028 (d)	494,268	524,341
FNR 2011 36 DB, 3.000%, 5/25/2026	1,385,000	1,480,082
FNR 2011-17 BC, 3.500%, 3/25/2027	368,000	404,363
FNR 2011-44 EB, 3.000%, 5/25/2026	825,000	881,514
FNR 2011-89 BT, 3.500%, 9/25/2026	500,000	535,144
MA0949, 3.500%, 1/1/2032	523,729	559,367
MA0976, 3.500%, 2/1/2032	175,689	187,644
Freddie Mac:
A12413, 5.000%, 8/1/2033	108,447	117,218
A93996, 4.500%, 9/1/2040	180,554	193,526
AR9636, 2.500%, 3/1/2028	199,923	209,619
D99439, 3.500%, 6/1/2032	112,417	121,721
FHR 3768 CB, 3.500%, 12/15/2025	343,000	372,604
FHR 3800 CB, 3.500%, 2/15/2026	383,000	417,858
FHR 3806 L, 3.500%, 2/15/2026	847,000	922,080
FHR 3829 BE, 3.500%, 3/15/2026	526,000	573,036
G01779, 5.000%, 4/1/2035	126,410	136,357
G01837, 5.000%, 7/1/2035	890,156	959,091
G02162, 5.500%, 5/1/2036	1,411,735	1,529,665
G02252, 5.500%, 7/1/2036	82,834	89,753
G02424, 5.500%, 12/1/2036	831,295	900,738
G03551, 6.000%, 11/1/2037	517,405	564,037
G04997, 5.000%, 1/1/2037	596,485	642,678
G05052, 5.000%, 10/1/2033	64,380	69,587
G06079, 6.000%, 7/1/2039	630,577	688,197
G30614, 3.500%, 12/1/2032	746,276	804,149
FHLMC GOLD TBA 15 YR, 3.000%, 12/1/2099 (d)	947,000	999,529
FHR 3950 YB, 3.000%, 11/15/2026	592,000	629,440
J19776, 3.000%, 7/1/2027	106,782	114,313
J20729, 2.500%, 10/1/2027	307,818	322,699
J20738, 2.500%, 10/1/2027	889,324	930,719
J20922, 2.500%, 10/1/2027	187,460	196,405
J2113, 2.500%, 11/1/2027	302,871	317,323
J21295, 2.500%, 12/1/2027	203,492	213,202
J22255, 2.500%, 2/1/2028	136,902	143,521
J22728, 2.500%, 3/1/2028	110,502	115,844
J22831, 2.500%, 3/1/2028	585,106	612,844
J22873, 2.500%, 3/1/2028	183,145	191,655
J19132, 3.000%, 5/1/2027	1,744,754	1,852,001
J20257, 3.000%, 8/1/2027	582,291	617,720
J21368, 3.000%, 11/1/2027	94,708	100,767
J22137, 2.500%, 2/1/2028	222,015	232,349
J22962, 3.000%, 3/1/2028	246,926	263,416
J23069, 2.500%, 3/1/2028	283,723	296,907
J23369, 2.500%, 4/1/2028	1,685,000	1,763,036
J23427, 2.500%, 4/1/2028	371,000	388,936
J23429, 2.500%, 4/1/2028	296,000	310,032
J23430, 2.500%, 4/1/2028	409,000	428,006
Q00291, 5.000%, 4/1/2041	342,237	371,093
Z40004, 6.000%, 8/1/2036	127,379	138,660
Ginnie Mae CMO:
2003-78 C, 5.132%, VR, 2/16/2031	732,328	748,029
2006-9 B, 5.245%, VR, 3/16/2037	524,540	559,493
Government National Mortgage Association:
799738, 3.000%, 10/15/2027	969,656	1,034,239
AA6933, 3.000%, 11/15/2027	77,200	82,270
AB1392, 3.000%, 8/15/2027	134,392	143,469

Total U.S. Government Agency Mortgage Securities (Cost $52,117,651)		53,548,431

Corporate Obligations — 17.6%
3M Company, 1.375%, 9/29/2016	1,000,000	1,026,666
American Express Credit, 2.375%, 3/24/2017	1,000,000	1,051,056
American Tower Corp., 3.500%, 1/31/2023	281,000	284,464
Analog Devices, 3.000%, 4/15/2016	333,000	352,481
Apple Inc, 2.400%, 5/3/2023	246,000	245,911
AT&T Inc, 0.900%, 2/12/2016	671,000	672,229
AT&T Inc, 3.875%, 8/15/2021	400,000	444,706
AutoZone Inc., 3.700%, 4/15/2022	750,000	788,775
Becton Dickinson, 3.250%, 11/12/2020	500,000	539,829
CC Holdings GS V LLC 144A, 3.849%, 4/15/2023 (f)	485,000	501,174
Cisco Systems Inc., 5.500%, 2/22/2016	388,000	441,073
Comcast Corporation, 4.950%, 6/15/2016	600,000	675,638
Deere & Company, 2.600%, 6/8/2022	1,000,000	1,023,895
Digital Realty Trust LP, 5.875%, 2/1/2020	1,000,000	1,170,984
ENSCO Plc, 4.700%, 3/15/2021	1,364,000	1,554,065
Fidelity National Inform, 3.500%, 4/15/2023	234,000	237,189
Fifth Third Bank, 1.450%, 2/28/2018	374,000	375,860
FISERV INC, 4.750%, 6/15/2021	1,000,000	1,115,293
IBM Corp, 5.700%, 9/14/2017	700,000	839,038
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	878,251
Intel Corp, 1.950%, 10/1/2016	1,000,000	1,037,486
INTEL Corp, 2.700%, 12/15/2022	280,000	280,467
John Deere Capital Corporation, 1.250%, 12/2/2014	1,000,000	1,014,236
Juniper Networks Inc., 3.100%, 3/15/2016	128,000	134,229
Key Bank NA, 1.650%, 2/1/2018	250,000	254,324
Kroger Co., 7.500%, 1/15/2014	700,000	733,751
Macy’s Retail Holdings Inc, 2.875%, 2/15/2023	1,000,000	993,641
NASDAQ OMX Group, 5.550%, 1/15/2020	276,000	298,381
Oracle Corp., 5.750%, 4/15/2018	134,000	162,332
PACCAR Financial Corp, 1.550%, 9/29/2014	1,000,000	1,016,441
PNC Bank NA, 0.800%, 1/28/2016	447,000	449,078
Praxair Inc., 4.625%, 3/30/2015	647,000	697,159
SBA Tower Trust 144A, 2.933%, 12/15/2042 (f)	561,000	584,595
Softbank Corp 144A, 4.500%, 4/15/2020 (f)	286,000	296,721
TD Ameritrade Holding Co, 5.600%, 12/1/2019	700,000	841,529
Thermo Fisher Scientific, 2.250%, 8/15/2016	1,000,000	1,028,377
TSMC Global Ltd 144A, 1.625%, 4/3/2018 (f)	266,000	268,663
United Parcel Service, 3.125%, 1/15/2021	500,000	541,808
Verizon Communications, 5.550%, 2/15/2016	700,000	788,788

Total Corporate Obligations (Cost $23,877,131)		25,640,583

Corporate Mortgage Securities — 1.0%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (g)	576,805	582,215
Lakeside 15/15, 1.000%, 5/1/2028 (c) (d)	800,000	830,872

Total Corporate Mortgage Securities (Cost $1,405,805)		1,413,087

Certificates of Deposit — 2.1%
BANK2 Certificate of Deposit, 0.850%, 11/3/2013 (a)	250,000	250,000
Central Bank of Kansas City, 0.400%, 5/30/2013 (a)	250,000	250,000
City First Bank of D.C., 0.600%, 2/5/2014 (a)	250,000	250,000
Community Capital Bank of Virginia, 0.400%, 2/4/2014 (a)	250,000	250,000
Community Commerce Bank, 0.300%, 6/1/2013 (a)	250,000	250,000
Eastern Bank Co., 0.100%, 12/20/2013 (a)	250,000	250,000
Hope Federal Credit Union, 0.850%, 2/4/2014 (a)	250,000	250,000
Liberty Bank and Trust Co., 0.540%, 12/4/2013 (a)	200,000	200,000
New Resource Bank, 0.300%, 4/5/2014 (a)	250,000	250,000
Promerica Bank, 0.500%, 2/8/2014 (a)	200,000	200,000

Self-Help Credit Union CD, 0.800%, 12/12/2013 (a)	250,000	250,000
Self-Help Federal Credit Union, 0.800%, 12/27/2013 (a)	250,000	250,000
Southern Bancorp, 0.250%, 6/20/2013 (a)	250,000	250,000

Total Certificates of Deposit (Cost $3,150,000)		3,150,000

Cash Equivalents — 0.6%
Money Market Demand Accounts:
Bank2 Money Market Account, 0.550%, 5/15/2013 (a)	100,137	100,137
Latino Community Credit Union, 0.500%, 5/15/2013 (a)	251,887	251,887
Opportunities Credit Union, 0.300%, 5/15/2013 (a)	250,645	250,645
Self-Help Federal Credit Union, 0.660%, 5/15/2013 (a)	100,163	100,163
Self-Help Money Market Demand, 0.450%, 5/15/2013 (a)	102,087	102,087
Southern Bancorp Money Market, 0.495%, 5/15/2013 (a)	100,912	100,912

Total Cash Equivalents (Cost $905,831)		905,831

Total Investments — 99.7% (Cost $141,603,910) (b)		145,421,395

Other Assets, less liabilities — 0.3%		417,745

Net Assets — 100.0%		$145,839,140

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(b)	The aggregate cost for book and federal income purposes is $141,607,501. The aggregate gross unrealized appreciation is $3,838,041, and the aggregate gross unrealized depreciation is $24,147, resulting in net unrealized appreciation of $3,813,894.
(c)	Securities for which there are no such quotations or valuation are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(d)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(e)	A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.
(f)	This Security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.
(g)	This Security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

CMO — Collateralized Mortgage Obligation

VR — Variable interest rate. Rate shown is that on April 30, 2013.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTOLFIO OF INVESTMENTS

April 30, 2013 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees. The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency Obligations	$—	$60,763,463	$—	$60,763,463
U.S. Government Agency Mortgage Securities	—	53,548,431	—	53,548,431
Corporate Obligations	—	25,640,583	—	25,640,583
Corporate Mortgage Securities	—	582,215	830,872	1,413,087
Certificates of Deposit	—	3,150,000	—	3,150,000
Cash Equivalents	—	905,831	—	905,831

Total	$—	$144,590,523	$830,872	$145,421,395

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2012	$198,075
Realized gain (loss)	—
Net unrealized gain (loss)	25,464
Purchases	4,103,758
Sales	(1,157,196)
Transfers in and/or out of Level Three	(2,339,229)

Balance as of April 30, 2013	$830,872

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2013	$1,872

Transfers from Level 2 to Level 3 included securities valued at $1,157,196 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 2 included securities valued at $3,496,425 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(F) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(G) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy Domini Thornton
Amy Domini Thornton
President

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy Domini Thornton
Amy Domini Thornton
President (Principal Executive Officer)

Date:	June 28, 2013

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date:	June 28, 2013